EVENTS AFTER THE REPORTING YEAR	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING YEAR	EVENTS AFTER THE REPORTING YEAR Management identified no events after the reporting period affecting the 2023 financial statements.